             SEMI-ANNUAL REPORT FOR THE PERIOD ENDED JUNE 30, 1999



                        [PICTURE OF SHIP APPEARS HERE]

CONTENTS

[LOGO OF SEFTON FUNDS APPEARS HERE]

Statement of Investments ............................. 1

Statement of Assets & Liabilities .................... 16

Statement of Operations .............................. 18

Statement of Changes in Net Assets ................... 20

Financial Highlights ................................. 24

Notes to Financial Statements ........................ 28

U.S. Government Fund
STATEMENT OF INVESTMENTS
June 30, 1999 (Unaudited)

    Face                                                      Market
   Value                                                       Value
   -----                                                      ------

            CORPORATE BONDS 19.3%
-------------------------------------------------------------------------------
            Finance 7.4%
-------------------------------------------------------------------------------
 $1,000,000 Countrywide Home Loan, 7.45%, 9/16/03           $ 1,021,767
    500,000 Lehman Brothers Holdings, Inc., 8.75%,
             5/15/02                                            522,405
  1,000,000 Lehman Brothers Holdings, Inc., 7.25%,
             10/15/03                                         1,004,997
    500,000 Salomon, Inc., 9.25%, 5/1/01                        525,783
                                                            -----------
                                                              3,074,952
                                                            -----------
            Industrial 11.9%
-------------------------------------------------------------------------------
  1,000,000 Boise Cascade Co., 7.70%, 1/30/03                   998,766
    500,000 Boise Cascade Co., 7.90%, 12/15/03                  501,530
    500,000 Bowater, Inc., 8.25%, 10/15/99                      502,620
  1,500,000 Coca Cola Bottling Co. Consolidated, 6.85%,
             11/1/07                                          1,465,202
    500,000 Royal Caribbean Cruises Ltd., 8.25%, 4/1/05         520,034
  1,000,000 Royal Caribbean Cruises Ltd., 7.00%, 10/15/07       959,215
                                                            -----------
                                                              4,947,367
                                                            -----------
 TOTAL CORPORATE BONDS
  (Cost $8,141,649)                                           8,022,319
                                                            -----------
            U.S. GOVERNMENT AGENCY 26.0%
-------------------------------------------------------------------------------
            Federal Home Loan Bank 2.3%
-------------------------------------------------------------------------------
  1,000,000 5.93%, 4/9/08                                       963,842
                                                            -----------
            Federal Home Loan Mortgage Corp. 8.2%
-------------------------------------------------------------------------------
    875,000 8.53%, 2/2/05                                       889,798
    348,261 7.50%, 7/1/09, Pool #E00326                         354,665
    749,107 7.50%, 4/1/14, Pool #C90060                         763,925
    529,149 7.00%, 4/1/16, Pool #C90133                         529,170
    856,062 6.10%, 11/15/16, Series 1501, Class F,
             Collateralized Mortgage Obligation                 856,785
                                                            -----------
                                                              3,394,343
                                                            -----------
            Federal National Mortgage Assoc. 13.4%
-------------------------------------------------------------------------------
  1,400,000 6.00%, 8/25/08, Series 1994-34, Class C,
             Collateralized Mortgage Obligation               1,376,739
    512,967 7.00%, 5/1/14, Pool #190783                         510,883
    267,864 8.00%, 1/1/15, Pool #250232                         274,891
  1,503,568 6.50%, 6/1/16, Pool #368930                       1,474,732
  1,000,000 6.50%, 4/25/23, Series 1993-210                     976,472
  1,000,000 6.50%, 9/25/23, Series 1994-51                      972,945
                                                            -----------
                                                              5,586,662
                                                            -----------

U.S. Government Fund
STATEMENT OF INVESTMENTS (continued)
June 30, 1999 (Unaudited)

    Face                                                              Market
   Value                                                               Value
   -----                                                              ------

            Government National Mortgage Assoc. 2.1%
-------------------------------------------------------------------------------
 $  866,862 7.00%, 7/20/13, Pool #2626                              $   867,290
                                                                    -----------
 TOTAL U.S. GOVERNMENT AGENCY
   (Cost $10,972,305)                                                10,812,137
                                                                    -----------
            U.S. TREASURY BOND 5.0%
-------------------------------------------------------------------------------
  1,000,000 7.25%, 5/15/16                                            1,097,813
  1,000,000 6.13%, 11/15/27                                             990,938
                                                                    -----------
 TOTAL U.S. TREASURY BOND
  (Cost $2,031,422)                                                   2,088,751
                                                                    -----------
            U.S. TREASURY NOTES 43.1%
-------------------------------------------------------------------------------
  1,000,000 7.75%, 2/15/01                                            1,034,688
  1,500,000 6.25%, 10/31/01                                           1,521,563
  2,000,000 7.50%, 5/15/02                                            2,097,500
  2,200,000 6.25%, 2/15/03                                            2,237,813
  1,000,000 5.75%, 8/15/03                                            1,000,313
  2,000,000 7.25%, 8/15/04                                            2,125,000
  2,000,000 7.88%, 11/15/04                                           2,184,375
  2,000,000 7.50%, 2/15/05                                            2,154,376
  1,500,000 6.50%, 10/15/06                                           1,548,282
  2,000,000 6.25%, 02/15/07                                           2,038,126
                                                                    -----------
 TOTAL U.S. TREASURY NOTES
   (Cost $17,544,444)                                                17,942,036
                                                                    -----------
            U.S. TREASURY STRIP 2.6%
-------------------------------------------------------------------------------
  4,000,000 8/15/20                                                   1,063,612
                                                                    -----------
 TOTAL U.S. TREASURY STRIP
   (Cost $951,441)                                                    1,063,612
                                                                    -----------
            REPURCHASE AGREEMENT 3.1%
-------------------------------------------------------------------------------
  1,307,000 Union Bank of California Repurchase Agreement, 5.25%,
             dated 6/30/99 and maturing 7/1/99 with a maturity
             value of $1,307,191, collateralized by $1,358,950,
             Freddie Mac, 6.25%, due 12/15/07 with a value of
             $1,311,969                                               1,307,000
                                                                    -----------
 TOTAL REPURCHASE AGREEMENT
   (Cost $1,307,000)                                                  1,307,000
                                                                    -----------

U.S. Government Fund
STATEMENT OF INVESTMENTS (continued)
June 30, 1999 (Unaudited)

    Face                                         Market
    Value                                         Value
    -----                                        ------

             CASH SWEEP ACCOUNT 0.0%
----------------------------------------------------------
 $       432 Union Bank of California          $       432
                                               -----------
 TOTAL CASH SWEEP ACCOUNT
   (Cost $432)                                         432
                                               -----------

 TOTAL INVESTMENTS
   (Cost $40,948,693) (a)                99.1%  41,236,287
 OTHER ASSETS IN EXCESS OF LIABILITIES    0.9%     358,708
----------------------------------------------------------
 TOTAL NET ASSETS                       100.0% $41,594,995
----------------------------------------------------------
----------------------------------------------------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation..... $ 812,525
   Unrealized depreciation.....  (524,931)
                                ---------
   Net unrealized
    appreciation............... $ 287,594
                                =========

See Notes to Financial Statements.

California Tax-Free Fund
STATEMENT OF INVESTMENTS
June 30, 1999 (Unaudited)

    Face                                        Moody's/S&P   Market
   Value                                          Ratings     Value
   -----                                        -----------   ------
                                                (Unaudited)
            CERTIFICATE OF PARTICIPATION 4.2%
----------------------------------------------------------------------
 $1,500,000 West Covina, California
             Hospital, Certificate of
             Participation, 6.50%, 8/15/14,
             Prerefunded 8/15/04 @ 102             A2/NR    $1,672,530
                                                            ----------
 TOTAL CERTIFICATE OF PARTICIPATION
  (Cost $1,502,606)                                          1,672,530
                                                            ----------
            EDUCATION 12.8%
----------------------------------------------------------------------
  1,690,000 California Educational
             Facilities Authority, Pomona
             College, 6.13%, 2/15/08,
             Callable 2/15/02 @ 102               Aaa/AAA    1,794,611
  1,500,000 California Educational
             Facilities Authority, Santa
             Clara University, 6.25%,
             2/1/16, Prerefunded 2/1/02 @
             102                                   A1/NR     1,604,625
  1,500,000 University of California
             Revenue Series B, 6.30%,
             9/1/15, Prerefunded 9/1/03 @
             102                                  AAA/A+     1,644,750
                                                            ----------
 TOTAL EDUCATION
  (Cost $4,685,353)                                          5,043,986
                                                            ----------
            FLOATING RATE NOTES 0.8%
----------------------------------------------------------------------
    100,000 California Pollution Control
             Finance Authority, Series A,
             3.35%, 2/28/08 (b)                    A1/A+       100,000
    100,000 California Pollution Control
             Finance Authority, Series B,
             3.35%, 2/28/08 (b)                    A1/A+       100,000
    100,000 California Pollution Control
             Finance Authority, Series C,
             3.35%, 2/28/08 (b)                    A1/A+       100,000
                                                            ----------
 TOTAL FLOATING RATE NOTES
  (Cost $300,000)                                              300,000
                                                            ----------
            GENERAL OBLIGATION BONDS 11.1%
----------------------------------------------------------------------
  1,325,000 California State, 6.25%, 4/1/08       AA3/A+     1,468,365
  1,895,000 California State Veterans
             General Obligation, 5.15%,
             12/1/14, Callable 12/1/08 @
             101                                  Aa3/A+     1,896,421
  1,000,000 Oakland California, Series B,
             5.88%, 6/15/19, Callable
             6/15/05 @ 102, FSA                   Aaa/AAA    1,041,850
                                                            ----------
 TOTAL GENERAL OBLIGATION BONDS
  (Cost $4,272,202)                                          4,406,636
                                                            ----------

California Tax-Free Fund
STATEMENT OF INVESTMENTS (continued)
June 30, 1999 (Unaudited)

    Face                                      Moody's/S&P   Market
   Value                                        Ratings     Value
   -----                                      -----------   ------
                                              (Unaudited)
            HEALTH 10.3%
--------------------------------------------------------------------
 $1,000,000 California Health Facilities
             Authorities Revenue, 5.00%,
             11/15/13                           Aaa/AAA   $  983,340
  1,500,000 California Health Facilities
             Finance Authorities, 6.25%,
             10/1/13, Callable 10/1/01 @
             102, MBIA                          Aaa/AAA    1,586,640
  1,000,000 Stockton, California, Health
             Facilities, Dameron Hospital
             Assoc., Series A, 5.35%,
             12/1/09, Callable 12/1/07 @
             102                                NR/BBB+    1,012,310
    500,000 Stockton, California, Health
             Facilities, Dameron Hospital
             Assoc., Series A, 5.45%,
             12/1/10, Callable 12/1/07 @
             102                                NR/BBB+      503,650
                                                          ----------
 TOTAL HEALTH
  (Cost $3,986,700)                                        4,085,940
                                                          ----------
            HOUSING 6.0%
--------------------------------------------------------------------
  1,460,000 California Housing Finance
             Agency, Series F, 5.95%,
             8/1/14, Callable 8/1/05 @ 102,
             MBIA                               Aaa/AAA    1,534,402
    800,000 California Housing Finance
             Agency, Series L, 5.90%,
             8/1/17, Callable 2/1/06 @ 102,
             MBIA                               Aaa/AAA      837,784
                                                          ----------
 TOTAL HOUSING
  (Cost $2,260,000)                                        2,372,186
                                                          ----------
            POWER 6.5%
--------------------------------------------------------------------
  1,500,000 M-S-R Public Power Agency,
             California San Juan Project,
             Series F, 6.00%, 7/1/20,
             Callable 7/1/03 @ 102, AMBAC       Aaa/AAA    1,574,985
  1,000,000 Northern California Power
             Agency Revenue, 5.00%, 7/1/15,
             Callable 7/1/08 @ 101, MBIA        Aaa/AAA      975,800
                                                          ----------
 TOTAL POWER
   (Cost $2,498,123)                                      2,550,785
                                                          ----------
            PRISONS 2.6%
--------------------------------------------------------------------
  1,000,000 California State Public Works
             Board University, 5.25%,
             12/1/08, AMBAC                     Aaa/AAA    1,044,920
                                                          ----------
 TOTAL PRISONS
   (Cost $970,977)                                        1,044,920
                                                          ----------

California Tax-Free Fund
STATEMENT OF INVESTMENTS (continued)
June 30, 1999 (Unaudited)

    Face                                      Moody's/S&P   Market
   Value                                        Ratings      Value
   -----                                      -----------   ------
                                              (Unaudited)
            REVENUE 9.2%
---------------------------------------------------------------------
 $1,000,000 Mountain View California,
             Shoreline Regional Park,
             Series A, 5.50%, 8/1/21,
             Callable 8/1/06 @ 102, MBIA        Aaa/AAA   $ 1,010,990
  1,000,000 Port of Oakland, 5.60%,
             11/1/19, Callable 11/1/07 @
             102, MBIA                          Aaa/AAA     1,023,320
  1,500,000 San Francisco Port Commission,
             5.90%, 7/1/09, Callable 7/1/04
             @ 102                               A1/A-      1,589,925
                                                          -----------
 TOTAL REVENUE
   (Cost $3,418,607)                                        3,624,235
                                                          -----------
            TRANSPORTATION 12.4%
---------------------------------------------------------------------
  1,500,000 San Diego Regional
             Transportation Commission,
             California Sales Tax, Series
             A, 5.00%, 4/1/07, FGIC             Aaa/AAA     1,543,080
  1,800,000 San Francisco Airport,
             California, City/County,
             5.38%, 5/1/17, Callable 5/1/06
             @ 102, MBIA                        Aaa/AAA     1,812,438
  1,500,000 San Francisco Bay Area Rapid
             Transit, Sales Tax Revenue,
             5.50%, 7/1/15, Callable 7/1/05
             @ 101, FGIC                        Aaa/AAA     1,526,565
                                                          -----------
 TOTAL TRANSPORTATION
   (Cost $4,629,044)                                        4,882,083
                                                          -----------
            WASTE 11.8%
---------------------------------------------------------------------
  1,200,000 Los Angeles California Waste
             Water Revenue Bond, 5.00%,
             6/1/14, Callable 6/1/08 @ 101,
             FGIC                               Aaa/AAA     1,183,212
  1,500,000 San Jose-Santa Clara Water
             District Financing, 5.38%,
             11/15/15, Callable 11/15/05 @
             101, FGIC                          Aaa/AAA     1,516,020
  1,000,000 South County California
             Regional Wastewater, 4.75%,
             8/1/17, Callable 8/1/09 @ 102,
             MBIA                               Aaa/AAA       931,520
  1,000,000 Tulare California Sewer
             Revenue, 5.70%, 11/15/15,
             Callable 11/15/06 @ 102, MBIA      Aaa/AAA     1,045,040
                                                          -----------
 TOTAL WASTE
   (Cost $4,604,936)                                        4,675,792
                                                          -----------

California Tax-Free Fund
STATEMENT OF INVESTMENTS (continued)
June 30, 1999 (Unaudited)

    Face                                      Moody's/S&P   Market
   Value                                        Ratings      Value
   -----                                      -----------   ------
                                              (Unaudited)
            WATER 11.1%
---------------------------------------------------------------------
 $1,700,000 Marin California Municipal
             Water District, 5.55%, 7/1/13,
             Callable 7/1/03 @ 102               A1/AA    $ 1,739,916
  1,000,000 Rancho California, Water
             District Financing Authority,
             Series A, 5.88%, 11/1/10,
             Callable 11/1/05 @ 102, FGIC       Aaa/AAA     1,068,460
  1,500,000 San Francisco, California,
             City/County, Public Utility
             Commission Water, Series A,
             6.00%, 11/1/15, Callable
             11/1/02 @ 100                      A1/AA-      1,562,970
                                                          -----------
 TOTAL WATER
  (Cost $4,243,221)                                         4,371,346
                                                          -----------
 TOTAL INVESTMENTS
  (Cost $37,371,769) (a)                          98.8%    39,030,439
 OTHER ASSETS IN EXCESS OF LIABILITIES             1.2%       491,077
---------------------------------------------------------------------
 TOTAL NET ASSETS                                100.0%   $39,521,516
---------------------------------------------------------------------
---------------------------------------------------------------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.... $1,763,161
   Unrealized depreciation....   (104,491)
                               ----------
   Net unrealized
    appreciation.............. $1,658,670
                               ==========

(b) Floating rate security--rate disclosed as of June 30, 1999.

AMBAC--American Municipal Bond Assurance Corporation.
FGIC--Financial Guaranty Insurance Company.
FSA--Financial Security Assurance Corporation.
MBIA--Municipal Bond Insurance Company.

See Notes to Financial Statements.

Equity Value Fund
STATEMENT OF INVESTMENTS
June 30, 1999 (Unaudited)

                                               Market
   Shares                                       Value
   ------                                      ------

            COMMON STOCKS 97.9%
--------------------------------------------------------
            Automotive 1.3%
--------------------------------------------------------
     15,000 Borg-Warner Automotive, Inc.     $   825,000
                                             -----------
            Banking 7.5%
--------------------------------------------------------
     20,000 Bank of America Corp.              1,466,249
     18,000 Bank One Corp.                     1,072,125
     10,000 Chase Manhattan Corp.                866,250
     11,900 KeyCorp                              382,288
     20,000 PNC Bank Corp.                     1,152,500
                                             -----------
                                               4,939,412
                                             -----------
            Basic Industry 3.7%
--------------------------------------------------------
     24,000 Fort James Corp.                     908,999
     23,000 Owens-Illinois, Inc.*                751,813
     13,000 PPG Industries, Inc.                 767,813
                                             -----------
                                               2,428,625
                                             -----------
            Beverages 1.2%
--------------------------------------------------------
     16,000 Adolph Coors Co.                     792,000
                                             -----------
            Business Services 5.0%
--------------------------------------------------------
     14,000 Computer Sciences Corp.*             968,625
     31,000 Reynolds & Reynolds Co.              722,688
     21,000 Sterling Software, Inc.*             560,438
     17,000 Xerox Corp.                        1,004,062
                                             -----------
                                               3,255,813
                                             -----------
            Computers 4.4%
--------------------------------------------------------
     11,000 Hewlett-Packard Co.                1,105,500
     14,000 IBM Corp.                          1,809,500
                                             -----------
                                               2,915,000
                                             -----------
            Consumer Cyclicals 4.5%
--------------------------------------------------------
     39,000 BJ's Wholesale Club, Inc. *        1,172,438
     25,000 Dillards, Inc.                       878,125
     34,000 Warnaco Group, Inc.                  909,500
                                             -----------
                                               2,960,063
                                             -----------
            Diversified Manufacturing 1.0%
--------------------------------------------------------
     10,000 FMC Corp.*                           683,125
                                             -----------

Equity Value Fund
STATEMENT OF INVESTMENTS (continued)
June 30, 1999 (Unaudited)

                                                    Market
   Shares                                           Value
   ------                                           ------

            Electrical & Electronic 5.6%
------------------------------------------------------------
     50,000 Arrow Electronics, Inc.*              $  950,000
     15,000 Emerson Electric Co.                     943,125
     10,000 Hubbell, Inc. Class A                    398,750
     10,000 Hubbell, Inc. Class B                    453,750
     20,000 Thomas & Betts Corp.                     945,000
                                                  ----------
                                                   3,690,625
                                                  ----------
            Energy 1.3%
------------------------------------------------------------
     40,000 MCN Energy Group, Inc.                   830,000
                                                  ----------
            Entertainment 3.6%
------------------------------------------------------------
     61,000 Harrah's Entertainment, Inc.*          1,342,000
     23,000 Royal Caribbean Cruises Ltd.           1,006,250
                                                  ----------
                                                   2,348,250
                                                  ----------
            Financial Services 8.1%
------------------------------------------------------------
     15,000 Astoria Financial Corp.                  659,063
     18,000 Fannie Mae                             1,230,749
     15,000 Fleet Financial Group, Inc.              665,625
     32,000 Heller Financial, Inc.                   890,000
     20,000 Household International, Inc.            947,500
     25,000 Washington Mutual, Inc.                  884,375
                                                  ----------
                                                   5,277,312
                                                  ----------
            Food Products & Services 3.1%
------------------------------------------------------------
     43,000 Sara Lee Corp.                           975,563
     24,700 Suiza Foods Corp.*                     1,034,312
                                                  ----------
                                                   2,009,875
                                                  ----------
            Life & Health Insurance 4.2%
------------------------------------------------------------
     30,000 Allstate Corp.                         1,076,250
      8,000 Cigna Corp.                              712,000
     22,000 Nationwide Financial Services, Inc.      995,500
                                                  ----------
                                                   2,783,750
                                                  ----------
            Manufacturing 1.7%
------------------------------------------------------------
     24,000 Dana Corp.                             1,105,500
                                                  ----------
            Medical Equipment & Supplies 1.4%
------------------------------------------------------------
     15,000 Baxter International, Inc.               909,375
                                                  ----------

Equity Value Fund
STATEMENT OF INVESTMENTS (continued)
June 30, 1999 (Unaudited)

                                               Market
   Shares                                       Value
   ------                                      ------

            Oil Companies--Integrated 9.7%
--------------------------------------------------------
     12,100 Amerada Hess Corp.               $   719,950
     25,000 Conoco, Inc.                         696,875
     18,000 Exxon Corp.                        1,388,250
     32,000 Shell Transport & Trading ADR      1,483,999
     20,000 Texaco, Inc.                       1,250,000
     23,000 USX-Marathon Group, Inc.             748,938
                                             -----------
                                               6,288,012
                                             -----------
            Pharmaceuticals 5.3%
--------------------------------------------------------
     30,000 Abbott Laboratories                1,365,000
     16,000 Merck & Co., Inc.                  1,184,000
     16,000 Pharmacia & Upjohn, Inc.             909,000
                                             -----------
                                               3,458,000
                                             -----------
            Printing & Publishing 3.0%
--------------------------------------------------------
     16,000 Knight-Ridder, Inc.                  879,000
     30,000 New York Times Co.                 1,104,375
                                             -----------
                                               1,983,375
                                             -----------
            Retail Stores 3.8%
--------------------------------------------------------
     15,000 Albertsons, Inc.                     773,438
     80,000 Food Lion, Inc.                      925,000
     20,000 May Department Stores Co.            817,500
                                             -----------
                                               2,515,938
                                             -----------
            Semiconductors 1.6%
--------------------------------------------------------
     18,000 Intel Corp.                        1,071,000
                                             -----------
            Tobacco 0.9%
--------------------------------------------------------
     15,000 Philip Morris Cos., Inc.             602,813
                                             -----------
            Transportation 2.1%
--------------------------------------------------------
     28,000 Burlington Northern Santa Fe         868,000
     20,000 Ryder Systems, Inc.                  520,000
                                             -----------
                                               1,388,000
                                             -----------
            Utilities--Telephone 6.8%
--------------------------------------------------------
     25,000 AT&T Corp.                         1,395,313
     26,000 Bell Atlantic Corp.                1,699,749
     23,000 US West, Inc.                      1,351,250
                                             -----------
                                               4,446,312
                                             -----------

Equity Value Fund
STATEMENT OF INVESTMENTS (continued)
June 30, 1999 (Unaudited)

 Shares or                                                            Market
 Face Value                                                            Value
 ----------                                                           ------

            Utilities/REITS 5.8%
-------------------------------------------------------------------------------
     35,700 Carramerica Realty Corp.                                $   892,500
     40,000 FirstEnergy Corp.                                         1,239,999
     24,000 General Public Utility, Inc.                              1,012,500
     25,000 Highwoods Properties, Inc.                                  685,938
                                                                    -----------
                                                                      3,830,937
                                                                    -----------
            Waste Disposal 1.3%
-------------------------------------------------------------------------------
     16,000 Waste Management, Inc.*                                     860,000
                                                                    -----------
 TOTAL COMMON STOCKS
   (Cost $56,736,982)                                                64,198,112
                                                                    -----------
            REPURCHASE AGREEMENT 0.4%
-------------------------------------------------------------------------------
 $  250,000 Union Bank of California Repurchase Agreement, 5.25%,
             dated 6/30/99 and maturing on 7/1/99 with a maturity
             value of $250,036, collateralized by $259,937,
             Freddie Mac, 6.25%, due 12/15/07 with a value of
             $250,951                                                   250,000
                                                                    -----------
 TOTAL REPURCHASE AGREEMENT
   (Cost $250,000)                                                      250,000
                                                                    -----------
            CASH SWEEP ACCOUNT 0.0%
-------------------------------------------------------------------------------
        976 Union Bank of California                                        976
                                                                    -----------
 TOTAL CASH SWEEP ACCOUNT
   (Cost $976)                                                              976
                                                                    -----------
 TOTAL INVESTMENTS
   (Cost $56,987,958) (a)                                    98.3%   64,449,088
 OTHER ASSETS IN EXCESS OF LIABILITIES                        1.7%    1,122,505
-------------------------------------------------------------------------------
 TOTAL NET ASSETS                                           100.0%  $65,571,593
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.... $8,123,515
   Unrealized depreciation....   (662,385)
                               ----------
   Net unrealized
    appreciation.............. $7,461,130
                               ==========

* Denotes non-income producing security.
ADR- American Depository Receipt

See Notes to Financial Statements.

Small Company Value Fund
STATEMENT OF INVESTMENTS
June 30, 1999 (Unaudited)

                                                         Market
   Shares                                                Value
   ------                                                ------

            COMMON STOCKS 98.2%
-----------------------------------------------------------------
            Aerospace/Defense 1.8%
-----------------------------------------------------------------
    15,000  Primex Technologies, Inc.                  $  323,438
                                                       ----------
            Automotive 1.9%
-----------------------------------------------------------------
    12,000  Superior Industries International, Inc.       327,750
                                                       ----------
            Banking 10.6%
-----------------------------------------------------------------
     9,600  Alabama National Bancorporation               240,000
    12,700  Bank Of the Ozarks, Inc.                      230,188
     8,400  F.N.B. Corp.                                  226,800
    27,100  First Essex Bancorp, Inc.                     440,375
    13,000  Independent Bank Corp.                        225,875
     9,000  Merchants Bancshares, Inc.                    204,750
    16,100  Trico Bancshares                              297,850
                                                       ----------
                                                        1,865,838
                                                       ----------
            Basic Industry 1.0%
-----------------------------------------------------------------
     6,200  Synthetic Industries, Inc. *                  182,900
                                                       ----------
            Building Products 4.7%
-----------------------------------------------------------------
    37,500  Cameron Ashley Building Products, Inc. *      391,406
    14,000  Drew Industries, Inc.*                        172,375
    16,000  Hussmann International, Inc.                  265,000
                                                       ----------
                                                          828,781
                                                       ----------
            Business Services 5.0%
-----------------------------------------------------------------
    12,000  Advo. Inc.*                                   249,000
    10,000  Analytical Surveys, Inc.*                     248,750
    14,000  World Color Press, Inc.*                      385,000
                                                       ----------
                                                          882,750
                                                       ----------
            Chemicals 2.0%
-----------------------------------------------------------------
    15,000  A. Schulman, Inc.                             257,813
     3,500  Ferro Corp.                                    96,250
                                                       ----------
                                                          354,063
                                                       ----------
            Computers 1.0%
-----------------------------------------------------------------
    10,000  Smart Modular Technologies*                   173,750
                                                       ----------

Small Company Value Fund
STATEMENT OF INVESTMENTS (continued)
June 30, 1999 (Unaudited)

                                                         Market
   Shares                                                Value
   ------                                                ------

            Consumer Cyclicals 6.9%
-----------------------------------------------------------------
     20,000 Burlington Coat Factory Warehouse Corp.*   $  386,250
     10,000 Libbey, Inc.                                  290,000
     25,000 Pier One Imports, Inc.                        281,250
      8,000 Tropical Sportswear International Corp.*      255,000
                                                       ----------
                                                        1,212,500
                                                       ----------
            Consumer Staples 1.8%
-----------------------------------------------------------------
      9,200 Great Atlantic & Pacific Tea Co.              311,075
                                                       ----------
            Distributors/Wholesale 2.4%
-----------------------------------------------------------------
     25,000 Merkert American Corp.*                       237,500
      7,500 SCP Pool Corp.*                               194,063
                                                       ----------
                                                          431,563
                                                       ----------
            Electrical & Electronics 2.4%
-----------------------------------------------------------------
     35,000 Pioneer Standard Electronics, Inc.            420,000
                                                       ----------
            Energy 6.4%
-----------------------------------------------------------------
     24,000 Avista Corp.                                  390,000
     11,000 Cleco Corp.                                   334,125
     25,000 Midcoast Energy Resources, Inc.               403,125
                                                       ----------
                                                        1,127,250
                                                       ----------
            Finance 1.2%
-----------------------------------------------------------------
     13,000 Litchfield Financial Corp.*                   220,188
                                                       ----------
            Health Care 5.1%
-----------------------------------------------------------------
     20,000 AmeriPath, Inc.*                              172,500
      5,000 Barr Laboratories, Inc.*                      199,375
     12,500 Maxxim Medical, Inc. *                        291,406
     14,000 National Dentex Corp.*                        241,500
                                                       ----------
                                                          904,781
                                                       ----------
            Insurance 3.6%
-----------------------------------------------------------------
     10,000 Harleysville Group, Inc.                      205,000
     15,000 Liberty Financial Companies, Inc.             436,875
                                                       ----------
                                                          641,875
                                                       ----------
            Lottery Services 1.6%
-----------------------------------------------------------------
     12,000 Gtech Holdings Corp.*                         282,750
                                                       ----------

Small Company Value Fund
STATEMENT OF INVESTMENTS (continued)
June 30, 1999 (Unaudited)

                                                    Market
   Shares                                            Value
   ------                                           ------

            Manufacturing 11.7%
-------------------------------------------------------------
    25,800  Citation Corp.*                       $   414,412
    20,000  Mark IV Industries, Inc.                  422,499
    17,000  Mascotech, Inc.                           287,938
    15,000  Meade Instruments Corp.*                  258,750
    14,900  Standard Products Co.                     381,812
    29,150  Supreme Industries, Inc.*                 282,391
                                                  -----------
                                                    2,047,802
                                                  -----------
            Oil & Gas Products & Services 5.9%
-------------------------------------------------------------
    18,000  Energen Corp.                             335,250
    12,000  Nui Corp.                                 300,000
    27,900  World Fuel Services Corp.                 411,525
                                                  -----------
                                                    1,046,775
                                                  -----------
            Restaurants 1.8%
-------------------------------------------------------------
     7,700  Benihana, Inc.*                           111,650
    11,000  Garden Fresh Restaurant Corp.*            206,250
                                                  -----------
                                                      317,900
                                                  -----------
            Transport-Equipment & Leasing 3.3%
-------------------------------------------------------------
    31,100  Rollins Truck Leasing Corp.               345,988
    14,500  Willis Lease Finance Corp.*               236,531
                                                  -----------
                                                      582,519
                                                  -----------
            Transportation 2.0%
-------------------------------------------------------------
    25,000  Railtex, Inc.*                            346,875
                                                  -----------
            Utilities/REITS 14.1%
-------------------------------------------------------------
    20,000  Bedford Property Investors, Inc.          357,500
     7,400  Central Hudson Gas & Electric Corp.       310,800
    21,000  EastGroup Property Investors, Inc.        421,312
    13,000  J.P. Realty, Inc.                         267,313
    10,000  Pacific Gulf Properties, Inc.             226,250
    10,000  Pan Pacific Retail Properties, Inc.       194,375
    20,000  RFS Hotel Investors, Inc.                 251,250
    16,000  TriNet Corporate Realty Trust, Inc.       442,999
                                                  -----------
                                                    2,471,799
                                                  -----------
 TOTAL COMMON STOCKS
  (Cost $15,768,894)                               17,304,922
                                                  -----------

Small Company Value Fund
STATEMENT OF INVESTMENTS (continued)
June 30, 1999 (Unaudited)

 Shares or                                       Market
 Face Value                                       Value
 ----------                                      ------

            REPURCHASE AGREEMENT 0.2%
----------------------------------------------------------
 $   28,000 Union Bank of California
             Repurchase Agreement, 5.25%,
             dated 6/30/99 and maturing on
             7/1/99 with a maturity value of
             $28,004, collateralized by
             $29,113, Freddie Mac, 6.25%,
             Due 12/15/07 with a value of
             $28,106                           $    28,000
                                               -----------
 TOTAL REPURCHASE AGREEMENT
  (Cost $28,000)                                    28,000
                                               -----------
            CASH SWEEP ACCOUNT 0.0%
----------------------------------------------------------
        684 Union Bank of California                   684
                                               -----------
 TOTAL CASH SWEEP ACCOUNT
  (Cost $684)                                          684
                                               -----------
 TOTAL INVESTMENTS
  (Cost $15,797,578) (a)                 98.4%  17,333,606
 OTHER ASSETS IN EXCESS OF LIABILITIES    1.6%     284,733
----------------------------------------------------------
 TOTAL NET ASSETS                       100.0% $17,618,339
----------------------------------------------------------
----------------------------------------------------------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.... $2,064,047
   Unrealized depreciation....   (528,019)
                               ----------
   Net unrealized
    appreciation.............. $1,536,028
                               ==========

*Denotes non-income producing security.
PLC- Public Limited Company.
ADR- American Depository Receipt

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1999 (Unaudited)


                                                          U.S.     California
                                                       Government   Tax-Free
                                                          Fund        Fund
                                                       ----------- -----------
ASSETS:
Investments, at value (cost-$39,641,693 and
 $37,371,769, respectively)                            $39,929,287 $39,030,439
Repurchase Agreements (cost-$1,307,000 and $0,
 respectively)                                           1,307,000           -
Cash                                                             -      54,688
Interest receivable                                        596,625     596,593
Organizational costs, net of accumulated amortization        6,298       6,298
Prepaid expenses                                             3,650       3,783
------------------------------------------------------------------------------
Total Assets                                            41,842,860  39,691,801
------------------------------------------------------------------------------
LIABILITIES:
Payable for capital shares redeemed                         30,731           -
Dividend payable                                           184,317     143,015
Payables:
 Investment advisory fees                                   18,813      14,717
 Administration fees                                           509         486
 Other                                                      13,495      12,067
------------------------------------------------------------------------------
Total Liabilities                                          247,865     170,285
------------------------------------------------------------------------------
NET ASSETS:                                            $41,594,995 $39,521,516
------------------------------------------------------------------------------
------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Paid-in capital                                        $41,287,655 $37,822,602
Undistributed (distribution in excess of) net
 investment income                                          12,161       3,609
Accumulated net realized gain (loss) on investment
 transactions                                                7,585      36,635
Net unrealized appreciation (depreciation) of
 investments                                               287,594   1,658,670
------------------------------------------------------------------------------
NET ASSETS:                                            $41,594,995 $39,521,516
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Shares of beneficial interest outstanding                3,380,718   3,144,113
------------------------------------------------------------------------------
Net asset value, offering, and redemption price per
 share                                                      $12.30      $12.57
------------------------------------------------------------------------------
------------------------------------------------------------------------------

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1999 (Unaudited)

                                                      Equity         Small
                                                       Value     Company Value
                                                       Fund          Fund
                                                    -----------  -------------
ASSETS:
Investments, at value (cost-$56,737,958 and
 $15,769,578, respectively)                         $64,199,088   $17,305,606
Repurchase Agreements (cost-$250,000 and $28,000,
 respectively)                                          250,000        28,000
Cash                                                    224,848        40,499
Interest receivable                                      72,768             -
Receivable for investments sold                         962,758       659,727
Organizational costs, net of accumulated
 amortization                                             6,298        14,756
Prepaid expenses                                          7,185         3,969
------------------------------------------------------------------------------
Total Assets                                         65,722,945    18,052,557
------------------------------------------------------------------------------
LIABILITIES:
Payable for capital shares redeemed                      64,654             -
Payables for investments purchased                            -       408,377
Payables:
 Investment advisory fees                                53,971         8,823
 Administration fees                                        796           217
 Other                                                   31,931        16,801
------------------------------------------------------------------------------
Total Liabilities                                       151,352       434,218
------------------------------------------------------------------------------
NET ASSETS:                                         $65,571,593   $17,618,339
------------------------------------------------------------------------------
------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Paid-in capital                                     $59,120,446   $23,733,541
Undistributed (distribution in excess of) net
 investment income                                       46,101        93,858
Accumulated net realized gain (loss) on investment
 transactions                                        (1,056,084)   (7,745,088)
Net unrealized appreciation (depreciation) of
 investments                                          7,461,130     1,536,028
------------------------------------------------------------------------------
NET ASSETS:                                         $65,571,593   $17,618,339
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Shares of beneficial interest outstanding             4,206,304     1,621,443
------------------------------------------------------------------------------
Net asset value, offering, and redemption price
 per share                                               $15.59        $10.87
------------------------------------------------------------------------------
------------------------------------------------------------------------------

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 1999 (Unaudited)


                                                         U.S.      California
                                                      Government    Tax-Free
                                                         Fund         Fund
                                                      -----------  -----------
INVESTMENT INCOME:
Interest income                                       $ 1,277,715  $ 1,063,422
-------------------------------------------------------------------------------
Total Investment Income                                 1,277,715    1,063,422
-------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                  120,133      121,285
Administration fees                                        30,033       30,321
Shareholder servicing fees                                 10,542        9,026
Fund accounting fees                                       16,847       17,507
Professional fees                                          15,189       15,125
Transfer agency fees                                        4,425        4,235
Custody fees                                                1,858        1,866
Other                                                      16,900       18,142
-------------------------------------------------------------------------------
Total expenses                                            215,927      217,507
-------------------------------------------------------------------------------
Expenses waived by:
 Investment Adviser                                       (14,756)     (30,321)
-------------------------------------------------------------------------------
Net Expenses                                              201,171      187,186
-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                   1,076,544      876,236
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investment transactions         5,409       39,961
Net change in unrealized appreciation (depreciation)   (1,709,716)  (1,378,810)
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                           (1,704,307)  (1,338,849)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                           $  (627,763) $  (462,613)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

See Notes to Financial Statements

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 1999 (Unaudited)

                                                        Equity        Small
                                                         Value       Company
                                                         Fund      Value Fund
                                                      -----------  -----------
INVESTMENT INCOME:
Interest income                                       $    55,942  $    25,504
Dividend income                                           719,372      218,981
-------------------------------------------------------------------------------
Total Investment Income                                   775,314      244,485
-------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                  328,388      146,852
Administration fees                                        49,574       17,622
Shareholder servicing fees                                 14,747        5,509
Fund accounting fees                                       15,798       15,750
Professional fees                                          19,182       13,833
Transfer agency fees                                       11,556        5,871
Custody fees                                                3,349        1,258
Other                                                      26,846       13,941
-------------------------------------------------------------------------------
Total expenses                                            469,440      220,636
-------------------------------------------------------------------------------
Expenses waived by:
 Investment Adviser                                             -      (42,963)
-------------------------------------------------------------------------------
Net Expenses                                              469,440      177,673
-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                     305,874       66,812
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investment transactions    (3,476,788)  (7,422,560)
Net change in unrealized appreciation (depreciation)    4,316,526    5,842,765
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                              839,738   (1,579,795)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                           $ 1,145,612  $(1,512,983)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

See Notes to Financial Statements.

U.S. Government Fund
STATEMENTS OF CHANGES IN NET ASSETS

                                                     For the Six
                                                     Months Ended    For the
                                                       June 30,     Year Ended
                                                         1999      December 31,
                                                     (Unaudited)       1998
                                                     ------------  ------------
FROM INVESTMENT ACTIVITIES:
Net investment income                                $ 1,076,544   $ 2,028,501
Net realized gain (loss) on investment transactions        5,409       104,888
Net change in unrealized appreciation
  (depreciation)                                      (1,709,716)      545,227
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       (627,763)    2,678,616
-------------------------------------------------------------------------------
Dividends to shareholders from net investment
  income                                              (1,076,548)   (2,028,496)
Distributions to shareholders from net realized
  gains from investment transactions                         --        (48,432)
-------------------------------------------------------------------------------
Change in net assets from investment activities       (1,704,311)      601,688
-------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares                           9,565,196     8,013,526
Net asset value of shares issued to shareholders
  from reinvestment of dividends and distributions       698,103     1,393,380
Cost of shares redeemed                               (3,590,049)   (8,660,721)
-------------------------------------------------------------------------------
Change in net assets from beneficial interest
  transactions                                         6,673,250       746,185
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                  4,968,939     1,347,873
NET ASSETS:
Beginning of period                                   36,626,056    35,278,183
-------------------------------------------------------------------------------
End of period                                        $41,594,995   $36,626,056
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Issued                                                   754,993       631,624
Reinvested                                                55,331       109,242
Redeemed                                                (285,302)     (679,559)
-------------------------------------------------------------------------------
Change in shares                                         525,022        61,307
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

See Notes to Financial Statements.

California Tax-Free Fund
STATEMENTS OF CHANGES IN NET ASSETS

                                                     For the Six
                                                     Months Ended    For the
                                                       June 30,     Year Ended
                                                         1999      December 31,
                                                     (Unaudited)       1998
                                                     ------------  ------------
FROM INVESTMENT ACTIVITIES:
Net investment income                                $   876,236   $ 1,810,065
Net realized gain (loss) on investment transactions       39,961       195,883
Net change in unrealized appreciation
 (depreciation)                                       (1,378,810)      521,090
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                        (462,613)    2,527,038
-------------------------------------------------------------------------------
Dividends to shareholders from net investment
 income                                                 (876,236)   (1,810,065)
Distributions to shareholders from net realized
 gains from investment transactions                            -      (199,209)
-------------------------------------------------------------------------------
Change in net assets from investment activities       (1,338,849)      517,764
-------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares                           2,359,714     5,281,259
Net asset value of shares issued to shareholders
 from reinvestment of dividends and distributions        746,439     1,742,462
Cost of shares redeemed                               (2,809,709)   (7,280,193)
-------------------------------------------------------------------------------
Change in net assets from beneficial interest
 transactions                                            296,444      (256,472)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                 (1,042,405)      261,292
NET ASSETS:
Beginning of period                                   40,563,921    40,302,629
-------------------------------------------------------------------------------
End of period                                        $39,521,516   $40,563,921
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Issued                                                   181,368       408,512
Reinvested                                                57,613       134,555
Redeemed                                                (217,607)     (559,510)
-------------------------------------------------------------------------------
Change in shares                                          21,374       (16,443)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

See Notes to Financial Statements.

Equity Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Six
                                                    Months Ended    For the
                                                        June       Year Ended
                                                      30, 1999    December 31,
                                                    (Unaudited)       1998
                                                    ------------  ------------
FROM INVESTMENT ACTIVITIES:
Net investment income                               $    305,874  $  1,101,118
Net realized gain (loss) on investment
  transactions                                        (3,476,788)    2,418,491
Net change in unrealized appreciation
  (depreciation)                                       4,316,526   (10,739,630)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      1,145,612    (7,220,021)
-------------------------------------------------------------------------------
Dividends to shareholders from net investment
  income                                                (309,245)   (1,047,780)
Distributions to shareholders from net realized
  gains from investment transactions                           -    (1,249,734)
-------------------------------------------------------------------------------
Change in net assets from investment activities          836,367    (9,517,535)
-------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares                          11,805,477    12,365,808
Net asset value of shares issued to shareholders
  from reinvestment of dividends and distributions       297,464     2,245,513
Cost of shares redeemed                              (22,520,935)  (15,218,869)
-------------------------------------------------------------------------------
Change in net assets from beneficial interest
  transactions                                       (10,417,994)     (607,548)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                 (9,581,627)  (10,125,083)
NET ASSETS:
Beginning of period                                   75,153,220    85,278,303
-------------------------------------------------------------------------------
End of period                                       $ 65,571,593  $ 75,153,220
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Issued                                                   828,166       772,622
Reinvested                                                20,447       147,315
Redeemed                                              (1,544,849)     (904,934)
-------------------------------------------------------------------------------
Change in shares                                        (696,236)       15,003
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

See Notes to Financial Statements.

Small Company Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

                                                     For the Six
                                                     Months Ended    For the
                                                       June 30,     Year Ended
                                                         1999      December 31,
                                                     (Unaudited)       1998
                                                     ------------  ------------
FROM INVESTMENT ACTIVITIES:
Net investment income                                $     66,812  $   316,140
Net realized gain (loss) on investment transactions    (7,422,560)      60,757
Net change in unrealized appreciation
 (depreciation)                                         5,842,765   (6,191,721)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                       (1,512,983)  (5,814,824)
-------------------------------------------------------------------------------
Dividends to shareholders from net investment
 income                                                   (39,139)    (251,204)
-------------------------------------------------------------------------------
Change in net assets from investment activities        (1,552,122)  (6,066,028)
-------------------------------------------------------------------------------
FROM BENEFICAL INTEREST TRANSACTIONS:
Proceeds from sale of shares                              924,998   15,450,301
Net asset value of shares issued to shareholders
 from reinvestment of dividends and distributions          33,152      240,002
Cost of shares redeemed                               (17,124,182)  (3,968,118)
-------------------------------------------------------------------------------
Change in net assets from beneficial interest
 transactions                                         (16,166,032)  11,722,185
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                 (17,718,154)   5,656,157
NET ASSETS:
Beginning of period                                    35,336,493   29,680,336
-------------------------------------------------------------------------------
End of period                                        $ 17,618,339  $35,336,493
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Issued                                                     91,577    1,331,521
Reinvested                                                  3,119       20,261
Redeemed                                               (1,788,649)    (366,695)
-------------------------------------------------------------------------------
Change in shares                                       (1,693,953)     985,087
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

See Notes to Financial Statements.

U.S. Government Fund
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

                          For the Six
                          Months Ended      For the      For the       For the     For the
                            June 30,       Year Ended  Period Ended   Year Ended Period Ended
                              1999        December 31, December 31,   March 31,   March 31,
                          (Unaudited)         1998       1997(4)         1997      1996(1)
                          ------------    ------------ ------------   ---------- ------------
Net asset value--
 beginning of period        $ 12.83         $ 12.62      $ 12.01       $ 12.35     $ 12.00
----------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income         0.34            0.69         0.52          0.69        0.71
 Net realized and
  unrealized gain (loss)
  on investment
  transactions                (0.53)           0.23         0.61         (0.29)       0.37
----------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        (0.19)           0.92         1.13          0.40        1.08
----------------------------------------------------------------------------------------------
Dividends and
 distributions to
 shareholders:
 Dividends from net
  investment income           (0.34)          (0.69)       (0.52)        (0.69)      (0.71)
 Distributions from net
  realized gains from
  investment
  transactions                    -           (0.02)           -         (0.05)      (0.02)
----------------------------------------------------------------------------------------------
Total dividends and
 distributions                (0.34)          (0.71)       (0.52)        (0.74)      (0.73)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Net asset value--end of
 period                     $ 12.30         $ 12.83      $ 12.62       $ 12.01     $ 12.35
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Total return                  (1.54)%(2)       7.42%        9.59%(2)      3.31%       9.06%(2)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Ratios/Supplemental
  Data:
Net assets, end of
 period (000's)             $41,595         $36,626      $35,278       $30,062     $19,096
----------------------------------------------------------------------------------------------
Ratio of net expenses to
 average net assets            1.00%(3)        0.94%        1.02%(3)      1.09%       1.02%(3)
----------------------------------------------------------------------------------------------
Ratio of net investment
 income to average net
 assets                        5.38%(3)        5.40%        5.60%(3)      5.64%       5.68%(3)
----------------------------------------------------------------------------------------------
Ratio of expenses to
 average net assets
 without fee waivers           1.08%(3)        1.04%        1.17%(3)      1.39%       1.39%(3)
----------------------------------------------------------------------------------------------
Portfolio turnover
  rate(5)                      3.00%          12.94%        5.49%        11.94%      45.41%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

(1) Fund commenced investment operations April 3, 1995.
(2) Total return is not annualized.
(3) Annualized.
(4) For the period from April 1, 1997 through December 31, 1997. The Fund changed its fiscal year end from March 31 to December 31.
(5) A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with maturity dates of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period.

California Tax-Free Fund
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

                          For the Six
                          Months Ended      For the      For the       For the     For the
                            June 30,       Year Ended  Period Ended   Year Ended Period Ended
                              1999        December 31, December 31,   March 31,   March 31,
                          (Unaudited)         1998       1997(4)         1997      1996(1)
                          ------------    ------------ ------------   ---------- ------------
Net asset value--
 beginning of period        $ 12.99         $ 12.84      $ 12.26       $ 12.19     $ 12.00
----------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income         0.28            0.55         0.43          0.59        0.58
 Net realized and
  unrealized gain (loss)
  on investment
  transactions                (0.42)           0.21         0.65          0.09        0.20
----------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        (0.14)           0.76         1.08          0.68        0.78
----------------------------------------------------------------------------------------------
Dividends and
 distributions to
 shareholders:
 Dividends from net
  investment income           (0.28)          (0.55)       (0.43)        (0.59)      (0.58)
 Distributions from net
  realized gains from
  investment
  transactions                    -           (0.06)       (0.07)        (0.02)      (0.01)
----------------------------------------------------------------------------------------------
Total dividends and
 distributions                (0.28)          (0.61)       (0.50)        (0.61)      (0.59)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Net asset value--end of
 period                     $ 12.57         $ 12.99      $ 12.84       $ 12.26     $ 12.19
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Total return                  (1.13)%(2)       6.11%        8.93%(2)      5.69%       6.60%(2)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Ratios/Supplemental
  Data:
Net assets, end of
 period (000's)             $39,522         $40,564      $40,303       $35,504     $42,593
----------------------------------------------------------------------------------------------
Ratio of net expenses to
 average net assets            0.93 %(3)       0.89%        0.94%(3)      0.88%       0.83%(3)
----------------------------------------------------------------------------------------------
Ratio of net investment
 income to average net
 assets                        4.33 %(3)       4.28%        4.54%(3)      4.83%       4.83%(3)
----------------------------------------------------------------------------------------------
Ratio of expenses to
 average net assets
 without fee waivers           1.08 %(3)       1.04%        1.12%(3)      1.17%       1.16%(3)
----------------------------------------------------------------------------------------------
Portfolio turnover
  rate(5)                      1.39 %         36.44%       12.97%        14.52%      93.90%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

(1) Fund commenced investment operations April 3, 1995.
(2) Total return is not annualized.
(3) Annualized.
(4) For the period from April 1, 1997 through December 31, 1997. The Fund changed its fiscal year end from March 31 to December 31.
(5) A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with maturity dates of one year or less at the time of acquisition) for the pe-riod and dividing it by the monthly average of the market value of such se-curities during the period.

Equity Value Fund
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

                          For the Six
                          Months Ended     For the      For the       For the     For the
                            June 30,      Year Ended  Period Ended   Year Ended Period Ended
                              1999       December 31, December 31,   March 31,   March 31,
                          (Unaudited)        1998       1997(4)         1997      1996(1)
                          ------------   ------------ ------------   ---------- ------------
Net asset value--
 beginning of period        $ 15.33        $ 17.45      $ 16.42       $ 14.92     $ 12.00
---------------------------------------------------------------------------------------------
Income from investment
 operations:
Net investment income          0.07           0.22         0.14          0.17        0.21
Net realized and
 unrealized gain (loss)
 on investment
 transactions                  0.26          (1.87)        3.45          3.14        2.92
---------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations         0.33          (1.65)        3.59          3.31        3.13
---------------------------------------------------------------------------------------------
Dividends and
 distributions
 to shareholders:
Dividends from net
 investment income            (0.07)         (0.21)       (0.14)        (0.17)      (0.21)
Distributions from net
 realized gains from
 investment
 transactions                     -          (0.26)       (2.42)        (1.64)          -
---------------------------------------------------------------------------------------------
Total dividends and
 distributions                (0.07)         (0.47)       (2.56)        (1.81)      (0.21)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Net asset value--end of
 period                     $ 15.59        $ 15.33      $ 17.45       $ 16.42     $ 14.92
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Total return                   2.20%(2)      (9.40)%      22.13%(2)     23.15%      26.31%(2)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's)             $65,572        $75,153      $85,278       $86,316     $36,326
---------------------------------------------------------------------------------------------
Ratio of net expenses to
 average net assets            1.42%(3)       1.39%        1.41%(3)      1.52%       1.55%(3)
---------------------------------------------------------------------------------------------
Ratio of net investment
 income to average net
 assets                        0.93%(3)       1.35%        1.02%(3)      1.13%       1.68%(3)
---------------------------------------------------------------------------------------------
Ratio of expenses to
 average net assets
 without fee waivers           1.42%(3)       1.39%        1.43%(3)      1.56%       1.66%(3)
---------------------------------------------------------------------------------------------
Portfolio turnover
 rate(5)                      89.05%         82.44%       42.10%        77.65%      62.76%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

(1) Fund commenced investment operations April 3, 1995.
(2) Total return is not annualized.
(3) Annualized.
(4) For the period from April 1, 1997 through December 31, 1997. The Fund changed its fiscal year end from March 31 to December 31.
(5) A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with maturity dates of one year or less at the time of acquisition) for the pe-riod and dividing it by the monthly average of the market value of such se-curities during the period.

Small Company Value Fund
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

                                      For the Six
                                      Months Ended     For the      For the
                                        June 30,      Year Ended  Period Ended
                                          1999       December 31, December 31,
                                      (Unaudited)        1998       1997(1)
                                      ------------   ------------ ------------
Net asset value--beginning of period    $ 10.66        $ 12.74      $ 12.00
-------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                     0.30(2)        0.11         0.07
 Net realized and unrealized gain
  (loss) on investment transactions       (0.07)         (2.10)        0.74
-------------------------------------------------------------------------------
Total income (loss) from investment
 operations                                0.23          (1.99)        0.81
-------------------------------------------------------------------------------
Dividends and distributions to
 shareholders:
 Dividends from net investment income     (0.02)         (0.09)       (0.07)
-------------------------------------------------------------------------------
Total dividends and distributions         (0.02)         (0.09)       (0.07)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Net asset value--end of period          $ 10.87        $ 10.66      $ 12.74
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total return                               2.20%(3)     (15.69)%       6.76%(3)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period (000's)       $17,618        $35,336      $29,680
-------------------------------------------------------------------------------
Ratio of net expenses to average net
 assets                                    1.51%(4)       1.55%        1.59%(4)
-------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                        0.57%(4)       0.95%        1.15%(4)
-------------------------------------------------------------------------------
Ratio of expenses to average net
 assets without fee waivers                1.88%(4)       1.75%        1.81%(4)
-------------------------------------------------------------------------------
Portfolio turnover rate(5)                50.09%         59.24%       14.81%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

(1) For the period from June 30, 1997 (commencement of operations) through De-cember 31, 1997.
(2) Net investment income per share was calculated using the average shares method.
(3) Total return is not annualized.
(4) Annualized.
(5) A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with maturity dates of one year or less at the time of acquisition) for the pe-riod and dividing it by the monthly average of the market value of such se-curities during the period.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  Sefton Funds Trust (the "Trust"), a Delaware business trust was organized on January 6, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment compa-ny. The Trust offers four series of shares--Sefton U.S. Government Fund, Sef-ton California Tax-Free Fund, Sefton Equity Value Fund, and Sefton Small Com-pany Value Fund, individually a "Fund", collectively the "Funds". The Funds commenced investment operations on April 3, 1995 except the Sefton Small Com-pany Value Fund, which commenced investment operations on June 30, 1997. The assets for each series are segregated and accounted for separately.

  The Funds' investment objectives are as follows:

  Sefton U.S. Government Fund - To provide investors with as high a level of current income as is consistent with preservation of capital. The Fund pursues its objective by investing, under normal conditions, at least 65% of its total assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  Sefton California Tax-Free Fund - To provide investors with as high a level of current income, exempt from both Federal and California personal income taxes, as is consistent with preservation of capital. The Fund pursues this objective by investing primarily in California municipal obligations such that the portfolio's weighted average stated maturity will be 10 or more years.

  Sefton Equity Value Fund - To provide investors with long-term capital ap-preciation. The Fund pursues its investment objective by investing primarily in common stock of both domestic and foreign companies and it also may invest in large, well-established companies and smaller companies with market capi-talizations exceeding $50 million at the time of purchase.

  Sefton Small Company Value Fund - To provide investors with long-term capi-tal appreciation. The Fund pursues its investment objective by investing pri-marily in a portfolio of equity securities of both foreign and domestic small capitalization companies, defined as companies having stock market capitaliza-tion of $1 billion or less at the time of initial purchase.

Note 1 - Significant Accounting Policies

  The following is a summary of significant accounting policies consistently followed by each Fund in preparation of its financial statements. These poli-cies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted ac-counting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities and disclosure of contin-gent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

  a. Investment Valuation: Marketable securities are valued at the last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, the closing bid prices are used. Bonds and other fixed-income securities are valued by using market quotations and may be val-ued on the basis of prices provided by a pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at their fair market value as determined in good faith by or under the direction of the Board of Trustees. Short-term securities having a remain-ing maturity of 60 days or less are valued at amortized cost, which approxi-mates market value.

  b. Repurchase Agreements: Repurchase agreements are fully collateralized by securities issued by the U.S. Government or its agencies. All collateral is held by the Trust's custodian and is monitored daily to ensure that the col-lateral's market value equals at least

100% of the repurchase price under the agreement. However, in the event of de-fault or bankruptcy by the counter party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness in accor-dance with guidelines adopted by the Board of Trustees.

  c. Federal Income Taxes: The Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the In-ternal Revenue Code applicable to regulated investment companies.

  d. Securities Transactions: Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains or losses from security transactions are recorded on the identified cost basis.

  e. Organizational Costs: Each of the Funds, except Sefton Small Company Value Fund, deferred certain organizational costs of $38,529 at inception. Sefton Small Company Value Fund deferred certain organizational costs of $21,782. Such costs are being amortized over a 60 month period from the commencement of in-vestment operations of each respective fund.

  f. Investment Income: Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of dis-count, is accrued and recorded daily.

  g. Dividends, Distributions and Expenses: The Sefton Equity Value Fund and the Sefton Small Company Value Fund will distribute net investment income quar-terly. The Sefton U.S. Government Fund and the Sefton California Tax-Free Fund will declare and pay dividends from net investment income daily and monthly, respectively. Distributions of net realized gains, if any, are declared at least once a year. Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated based on average net assets.

  h. Capital Accounts: The Funds follow the provisions of the American Insti-tute of Certified Public Accountant's Statement of Position 93-2 "Determina-tion, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" ("SOP"). The pur-pose of this SOP is to report undistributed net investment income and accumu-lated net realized gain or loss in such a manner as to approximate amounts available for future distributions to shareholders, if any.

  Net investment income distributions and capital gains distributions are de-termined in accordance with income tax regulations which may differ from gener-ally accepted accounting principals. These differences are due to differing treatments for items such as deferral of wash sale losses, net operating losses and capital loss carry forwards.

  i. Concentration of Credit Risk: The Sefton California Tax-Free Fund invests primarily in securities issued by the State of California (the "State") and its various political subdivisions. The performance of Sefton California Tax-Free Fund is closely tied to economic conditions within the State and the financial condition of the State and its agencies and municipalities.

Note 2 - Investment Advisory Fees, Administration Fees and Other Related Party Transactions

  Each Fund has entered into an Investment Advisory Agreement with Sefton Capi-tal Management, Inc. (the "Investment Adviser"). Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to an advisory fee, computed daily and payable monthly at an annual rate of 0.60%, 0.60%, 1.00%, and 1.25% of the daily aver-age net assets for the Sefton U.S. Government Fund, Sefton California Tax-Free Fund, Sefton Equity Value Fund and Sefton Small Company Value Fund, respec-tively. The Investment Adviser voluntarily waived $14,756, $30,321, and
$42,963 of its advisory fee for the six months ended June 30, 1999 for the Sefton U.S. Government Fund, Sefton California Tax-Free Fund, and Sefton Small Company Value Fund, respectively.

  On January 1, 1997, each of the Funds entered into an Administrative Serv-ices Contract with BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"). BISYS is entitled to receive a fee from the Funds for its services computed daily and payable monthly, at an annual rate of 0.15% of each Fund's average daily net assets. BISYS assisted in each of the Fund's ad-ministration and operations, including providing office space and various le-gal and accounting services in connection with the regulatory requirements ap-plicable to each Fund.

  BISYS Fund Services, Inc., an affiliate of BISYS, serves as fund accountant and transfer agent to the Funds. For the six months ended June 30, 1999 BISYS Fund Services, Inc., received $16,847, $17,507, $15,798 and $15,750 for its services as fund accountant from the Sefton U.S. Government Fund, Sefton Cali-fornia Tax-Free Fund, Sefton Equity Value Fund and Sefton Small Company Value Fund, respectively. For its services as transfer agent, BISYS Fund Services, Inc. received $4,425, $4,235, $11,556 and $5,871 from the Sefton U.S. Govern-ment Fund, Sefton California Tax-Free Fund, Sefton Equity Value Fund and Sefton Small Company Value Fund, respectively.

  Certain Trustees and officers of the Funds are also members and/or officers of the Investment Adviser or BISYS. All affiliated and access persons, as de-fined in the 1940 Act, follow guidelines and policies on personal trading as outlined in the Trust's Code of Ethics.

  Trustees and officers of the Funds who are affiliated persons receive no compensation from the Funds. Trustees who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and re-imbursement of expenses of $1,666, $1,570, $2,779 and $1,192 from the Sefton U.S. Government Fund, Sefton California Tax Free Fund, Sefton Equity Value Fund and Sefton Small Company Value Fund, respectively, for the six months ended June 30, 1999.

Note 3 - Purchases and Sales of Securities

  Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 1999 are as follows:

                                  Purchases     Sales
                                 ----------- -----------
Sefton U.S. Government Fund      $ 7,260,848 $ 1,162,991
Sefton California Tax-Free Fund  $   984,350 $   551,505
Sefton Equity Value Fund         $56,763,164 $63,275,952
Sefton Small Company Value Fund  $11,239,553 $24,354,166

Sefton Funds

TRUSTEES AND OFFICERS

Board of Trustees
                                             [LOGO OF SEFTON FUNDS APPEARS HERE]

Harley K. Sefton++                      Chairman of the Board:
                                        President and
                                        Chief Executive Officer,
                                        Sefton Capital Management

Grace Evans Cherashore*+                Chief Executive Officer,
                                        Dahla and Catamaran Hotels

Gordon T. Frost. Jr.*+                  President/General Manager,
                                        Frost Hardwood Lumber Company

                                        *  Member of Audit Committee
                                        +  Member of Nomination Committee
                                        ++ Trustee who is and "interested
                                           person" of the Trust as the term is
                                           defined in The Investment Company Act
                                           of 1940

Officers

Harley K. Sefton                        Chairman of the Board and President

Thomas C. Bowden                        Vice President

Ted J. Plorkowski                       Vice President

Lanl Capossere                          Vice President and Secretary

Irimga Mckay                            Assistant Secretary

Alaina Metz                             Assistant Secretary

Manderley Rush                          Assistant Secretary

Greg Maddox                             Assistant Treasurer

Frank Deutchki                          Assistant Treasurer and Principal
                                        Accounting Officer


The views expressed in this report are those of the Funds' portfolio managers as of the date specified, and may not reflect the views of the portfolio managers on the date they are first published or at any time thereafter. The views expressed in this report are intended to assist shareholders of the Sefton Funds in understanding their investment in the Funds and do not constitute investment advice: investors should consult their own investment professionals as to theirindividual investment programs.

Sefton Capital Management, the investment adviser to the Sefton Funds is a privately owned registered investment adviser.

Sefton Funds

CORPORATE INFORMATION

                                             [LOGO OF SEFTON FUNDS APPEARS HERE]
Investment Adviser

Sefton Capital Management
2350 Fifth Avenue, Suite 808
San Diego, California 92103

Administrator, Distributor and Transfer Agent

Bisys Fund Services
3435 Stelzer Road
Columbus OH 43219-3035

Custodian

Union Bank of California
475 Sansome Street
San Francisco, California 94111

Legal Counsel

Paul Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, New York 10019-6064

Independent Accountants

PricewaterhouseCoopers LLP
203 N. La Salle Street
Chicago Illinois 60601



This report and the financial statements contained herein are provided for the general information of the shareholders of the Sefton Funds. This material must be preceded or accompanied by a current prospectus for the Funds. Please read the prospectus carefully before investing or sending money.

These funds are not insured by
Sefton Capital Management,
the FDIC or any other insurer.